Stock Authorization And Issuance (Summary Of Equity Offerings) (Details) - USD ($) $ / shares in Units, shares in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Equity Offerings [Line Items]
# of Common Shares/ Units Sold	$ 180,000	$ 5,276,000
Average Exercise Price Per Warrant			$ 0.44
Director Stock Purchase [Member] | March - May 2018 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold		$ 1,359,000
Average Price per Share/Unit		$ 0.87
Net Proceeds		$ 1,148,000
Offerings under ATM [Member] | March 2018 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold		$ 217,000
Average Price per Share/Unit		$ 0.83
Net Proceeds		$ 180,000
Offerings under ATM [Member] | January - June 2018 [Member]
Equity Offerings [Line Items]
# of Common Shares/ Units Sold		$ 2,940,000
Average Price per Share/Unit		$ 0.70
Net Proceeds		$ 2,047,000
Offerings under Equity Line Agreement [Member] | July 2018 and September 2018 [Member]
Equity Offerings [Line Items]
Number of warrants issued		10,000
Average Exercise Price Per Warrant		$ 0.38
Net Proceeds		$ 1,901,000